Segmentation of key figures - Consolidated income statements (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,863	$ 1,819	$ 3,640	$ 3,598
Sales to former parent	0	1	0	2
Other revenues	40	0	87	0
Net sales and other revenues	1,903	1,820	3,727	3,600
Segment contribution	352	350	722	736
Amortization of intangible assets	(270)	(258)	(536)	(516)
Impairment charges on intangible assets	0	(39)	0	(39)
General & administration (corporate)	(62)	(49)	(116)	(100)
Other (expense)/income, net	(73)	34	(171)	30
Operating (loss)/income	(53)	38	(101)	111
Interest expense	(35)	(6)	(44)	(12)
Other financial income & expense	(8)	(8)	(16)	(14)
(Loss)/income before taxes	(96)	24	(161)	85
Surgical [Member]
Disclosure of operating segments [line items]
Net sales to third parties	1,051	1,030	2,051	2,007
Sales to former parent	0	1	0	2
Other revenues	0	0	0	0
Net sales and other revenues	1,051	1,031	2,051	2,009
Segment contribution	217	219	440	422
Vision Care [Member]
Disclosure of operating segments [line items]
Net sales to third parties	812	789	1,589	1,591
Sales to former parent	0	0	0	0
Other revenues	40	0	87	0
Net sales and other revenues	852	789	1,676	1,591
Segment contribution	$ 135	$ 131	$ 282	$ 314